ACQUISITIONS - Acquisition Deposits (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 CAD ($) property	Dec. 31, 2018 USD ($) property
Disclosure of detailed information about business combination [line items]
Acquisition deposits	$ 34,288
Mississauga, Ontario
Disclosure of detailed information about business combination [line items]
Acquisition deposits	$ 7,000
Number of properties | property	2	2
Texas
Disclosure of detailed information about business combination [line items]
Acquisition deposits	$ 27,300	$ 20.0